UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Mid Cap Growth Fund
(Institutional Class, Initial Class and Class L)
Annual Report
December 31, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
In the twelve month period ended December 31, 2016, the Great-West T. Rowe Price Mid Cap Growth Fund (Institutional Class shares) returned 6.47%, underperforming its benchmark indexes, the Russell Midcap® Growth Index and the S&P MidCap 400® Index, which returned 7.33% and 20.74%, respectively. Broadly speaking, stock selection detracted from relative results, while sector allocation helped. On the sector level, financials and information technology hurt relative returns, and telecommunication services, materials, and industrials and business services helped.
Despite a sharp sell-off at the beginning of the year, U.S. stocks rose in 2016, with major indexes reaching record highs near year-end. Small and mid cap stocks substantially outperformed large cap stocks. Among mid caps, value strategies led growth by a significant margin. Within the Russell Midcap Growth Index, energy was by far the strongest performer, followed by materials and financials. Real estate and health care ended in negative territory.
Financials proved to be the greatest detractor, due to stock choices that included LPL Financial Holdings, Jones Lang LaSalle, and Willis Towers Watson. Shares in LPL Financial Holdings fell after an ill-timed, debt-funded share buyback driven by activist investor pressure, as well as a dip in commissions from real estate investment trusts; we have eliminated our position. Jones Lang LaSalle missed two earnings estimates over the course of the year and faced investor skepticism of its shift toward the lower-margin annuity market as well as its potential exposure to “Brexit.” Willis Towers Watson also struggled due to its exposure to Brexit, as well as slowing organic growth.
Stock selection and a detrimental underweight made information technology another area of relative weakness. Among the underperformers were Red Hat and VeriSign. Red Hat saw share prices drop due to a sell-off of software names early in the period, a CFO transition, and lower-than-expected billings. VeriSign, which serves as monopoly operator of the .com and .net domain name registries and also offers security services, struggled in the wake of a prominent senator’s public call to review pricing terms before renewing VeriSign’s .com registry agreement.
In telecommunication services, our stock holdings outperformed their benchmark peers, most notably T-Mobile US. Shares rose amid speculation about potential merger and acquisition activity as well as the successful launch of a new unlimited data product.
Stock positioning within materials helped as well, particularly our exposure to Martin Marietta Materials. Martin Marietta Materials has benefited from a cyclical recovery in the aggregates industry due to increases in highway spending and residential construction.
We received an additional boost from our overweight position in industrials and business services. In the industrials and business services sector, we favor well-run companies with high-growth end markets and management teams skilled at deploying capital and integrating acquisitions.
In the wake of Trump’s inauguration, we would not be surprised to see more market turbulence as the more controversial elements of his agenda work their way through the political process. Many of his stated policy goals could introduce considerable uncertainty into prospects for some of our holdings, but in that case, we hope to take advantage of short-term volatility to build up positions in firms with superior long-term prospects.

The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	6.47%	N/A	4.22%
Initial Class	6.18%	14.61%	9.61%
Class L	5.94%	14.29%	14.36%
(a) Class L inception date was August 12, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2016
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	27.15%
Industrial	18.54
Consumer, Cyclical	14.71
Technology	10.79
Financial	8.69
Communications	4.14
Basic Materials	3.25
Energy	1.56
Short Term Investments	11.17
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,047.30	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.46
Initial Class
Actual	$1,000.00	$1,046.30	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.23
Class L
Actual	$1,000.00	$1,045.00	$6.68
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.60
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Institutional Class, 1.03% for the Initial Class and 1.30% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.54%
89,000	Air Products & Chemicals Inc	$ 12,799,980
71,000	Ashland Global Holdings Inc	7,759,590
100,000	Franco-Nevada Corp(a)	5,976,000
176,000	RPM International Inc	9,474,080
133,000	Valvoline Inc(a)	2,859,500
		38,869,150
Communications — 4.50%
232,000	DigitalGlobe Inc(b)	6,646,800
27,000	FactSet Research Systems Inc	4,412,610
116,786	Match Group Inc(a)(b)	1,997,041
9,000	Palo Alto Networks Inc(b)	1,125,450
94,000	Splunk Inc(b)	4,808,100
203,000	T-Mobile US Inc(b)	11,674,530
67,000	TripAdvisor Inc(b)	3,106,790
154,000	VeriSign Inc(a)(b)	11,714,780
45,000	Zillow Group Inc Class A(a)(b)	1,640,250
65,000	Zillow Group Inc Class C(a)(b)	2,370,550
		49,496,901
Consumer, Cyclical — 16.02%
22,000	AutoZone Inc(b)	17,375,380
67,000	Burlington Stores Inc(b)	5,678,250
209,000	CarMax Inc(a)(b)	13,457,510
62,000	Carter's Inc	5,356,180
44,000	Choice Hotels International Inc	2,466,200
319,000	Coach Inc	11,171,380
78,000	Dick's Sporting Goods Inc	4,141,800
225,000	Dollar General Corp	16,665,750
67,000	Ferrari NV	3,895,380
176,000	Hanesbrands Inc	3,796,320
48,000	Harman International Industries Inc	5,335,680
99,000	L Brands Inc	6,518,160
198,000	Marriott International Inc Class A	16,370,640
230,000	MGM Resorts International(b)	6,630,900
330,000	Michaels Cos Inc(b)	6,748,500
398,000	Norwegian Cruise Line Holdings Ltd(b)	16,926,940
42,000	O'Reilly Automotive Inc(b)	11,693,220
40,000	PVH Corp	3,609,600
93,000	Royal Caribbean Cruises Ltd	7,629,720
17,000	Tesla Motors Inc(a)(b)	3,632,730
21,456	Vail Resorts Inc	3,461,067
33,000	WABCO Holdings Inc(b)	3,502,950
		176,064,257
Consumer, Non-Cyclical — 29.56%
116,000	Acadia Healthcare Co Inc(a)(b)	3,839,600
244,000	Alkermes PLC(b)	13,561,520
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
56,000	Alnylam Pharmaceuticals Inc(a)(b)	$ 2,096,640
200,000	Aramark	7,144,000
133,000	Blue Buffalo Pet Products Inc(a)(b)	3,197,320
411,500	Bruker Corp	8,715,570
297,000	Catalent Inc(b)	8,007,120
200,000	ConAgra Foods Inc	7,910,000
81,000	Cooper Cos Inc	14,169,330
228,000	CoreLogic Inc(b)	8,397,240
221,184	Dentsply Sirona Inc	12,768,953
122,000	Envision Healthcare Corp(a)(b)	7,721,380
128,243	Equifax Inc	15,162,170
71,000	FleetCor Technologies Inc(b)	10,047,920
59,000	Gartner Inc Class A(b)	5,963,130
177,000	Global Payments Inc	12,285,570
55,000	Henry Schein Inc(b)	8,344,050
454,000	Hologic Inc(b)	18,214,480
55,000	IDEXX Laboratories Inc(b)	6,449,850
387,000	IHS Markit Ltd(b)	13,703,670
44,000	Illumina Inc(b)	5,633,760
48,000	Incyte Corp(b)	4,812,960
17,000	Intuitive Surgical Inc(b)	10,780,890
177,000	KAR Auction Services Inc	7,543,740
22,000	ManpowerGroup Inc	1,955,140
221,000	MEDNAX Inc(b)	14,731,860
22,000	Neurocrine Biosciences Inc(b)	851,400
79,000	Quintiles Transnational Holdings Inc(b)	6,007,950
266,000	Sabre Corp(a)	6,636,700
304,871	Sprouts Farmers Market Inc(b)	5,768,159
121,000	Teleflex Inc	19,499,150
20,000	TESARO Inc(a)(b)	2,689,600
67,825	TransUnion (b)	2,097,827
103,000	TreeHouse Foods Inc(a)(b)	7,435,570
198,000	Vantiv Inc Class A(b)	11,804,760
144,000	Verisk Analytics Inc Class A(b)	11,688,480
55,000	Vertex Pharmaceuticals Inc(b)	4,051,850
70,000	West Pharmaceutical Services Inc	5,938,100
137,000	Zoetis Inc	7,333,610
		324,961,019
Energy — 1.70%
179,000	Arc Resources Ltd(a)	3,080,989
49,683	Centennial Resource Development Inc(b)(c)(d)	930,761
18,000	Cimarex Energy Co	2,446,200
22,000	Concho Resources Inc(b)	2,917,200
142,000	EQT Corp	9,286,800
		18,661,950
Financial — 9.46%
66,000	Bats Global Markets Inc	2,211,660
181,000	CBOE Holdings Inc(a)	13,374,090
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Financial — (continued)
156,000	E*TRADE Financial Corp(b)	$ 5,405,400
2,000	Equinix Inc REIT	714,820
494,000	FNF Group	16,776,240
243,000	Intercontinental Exchange Inc	13,710,060
22,000	Jones Lang LaSalle Inc	2,222,880
44,000	Oaktree Capital Group LLC LP(a)	1,650,000
343,000	Progressive Corp	12,176,500
338,900	TD Ameritrade Holding Corp	14,776,040
172,000	Willis Towers Watson PLC	21,032,160
		104,049,850
Industrial — 20.19%
22,000	Acuity Brands Inc	5,078,920
309,000	Agilent Technologies Inc	14,078,040
169,000	Allegion PLC	10,816,000
155,000	Ball Corp	11,635,850
56,000	Cognex Corp	3,562,720
107,000	Colfax Corp(b)	3,844,510
164,000	Fortive Corp	8,795,320
132,000	Harris Corp	13,526,040
186,000	IDEX Corp	16,751,160
44,000	JB Hunt Transport Services Inc	4,271,080
110,000	Kansas City Southern	9,333,500
343,000	Keysight Technologies Inc(b)	12,543,510
39,000	Martin Marietta Materials Inc	8,639,670
10,000	Mettler-Toledo International Inc(b)	4,185,600
40,000	Middleby Corp(b)	5,152,400
22,000	Old Dominion Freight Line Inc(b)	1,887,380
104,000	Rockwell Collins Inc	9,647,040
90,000	Roper Technologies Inc	16,477,200
18,000	SBA Communications Corp Class A(b)	1,858,680
308,350	Sensata Technologies Holding NV(b)	12,010,233
28,600	Stericycle Inc(b)	2,203,344
519,000	Textron Inc	25,202,640
155,000	Waste Connections Inc	12,181,450
166,000	Xylem Inc	8,220,320
		221,902,607
Technology — 11.41%
188,000	Atlassian Corp PLC Class A(a)(b)	4,527,040
8,128	Black Knight Financial Services Inc(a)(b)	307,239
146,467	CSRA Inc	4,663,509
16,184	Dropbox Inc(b)(c)(d)	155,366
66,000	Electronic Arts Inc(b)	5,198,160
77,000	Fidelity National Information Services Inc	5,824,280
231,000	Fiserv Inc(b)	24,550,680
54,000	Guidewire Software Inc(b)	2,663,820
44,000	KLA-Tencor Corp	3,461,920
288,000	Microchip Technology Inc(a)	18,475,200
88,000	MSCI Inc Class A	6,932,640
Shares		Fair Value
Technology — (continued)
77,000	NXP Semiconductors NV(b)	$ 7,546,770
191,800	Red Hat Inc(b)	13,368,460
44,000	ServiceNow Inc(b)	3,270,960
177,000	SS&C Technologies Holdings Inc	5,062,200
82,000	Tableau Software Inc Class A(a)(b)	3,456,300
133,000	Veeva Systems Inc Class A(b)	5,413,100
25,050	WeWork Class A(b)(c)(d)	811,620
66,000	Workday Inc Class A(a)(b)	4,361,940
89,000	Xilinx Inc	5,372,930
		125,424,134
TOTAL COMMON STOCK — 96.38% (Cost $847,008,616)		$ 1,059,429,868
CONVERTIBLE PREFERRED STOCK
Technology — 0.34%
20,098	Dropbox Series A, 0.00%(b)(c)(d)	192,941
98,726	Dropbox Series A-1, 0.00%(b)(c)(d)	947,770
44,193	WeWork Series D-1, 0.00%(b)(c)(d)	1,431,853
34,723	WeWork Series D-2, 0.00%(b)(c)(d)	1,125,025
TOTAL CONVERTIBLE PREFERRED STOCK — 0.34% (Cost $2,389,296)		$ 3,697,589
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.09%
$45,000,000	Federal Farm Credit Banks Funding Corp 0.36%, 01/03/2017	44,998,687
Repurchase Agreements — 8.07%
21,075,665	Undivided interest of 21.78% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,808,257) with HSBC Securities (USA) Inc, 0.46%, dated 12/30/16 to be repurchased at $21,075,665 on 1/3/17 collateralized by U.S. Treasury securities, 1.38% - 3.75%, 11/30/18 - 11/15/43, with a value of $98,739,913.(e)	21,075,665
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$21,075,665	Undivided interest of 21.78% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,809,010) with Citigroup Global Markets Inc, 0.53%, dated 12/30/16 to be repurchased at $21,075,665 on 1/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 8.50%, 12/1/17 - 1/1/47, with a value of $98,739,374.(e)
		$ 21,075,665
21,075,665	Undivided interest of 22.18% in a repurchase agreement (principal amount/value $95,070,496 with a maturity value of $95,075,989) with Daiwa Capital Markets America Inc, 0.52%, dated 12/30/16 to be repurchased at $21,075,665 on 1/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 3/2/17 - 2/1/49, with a value of $96,971,906.(e)	21,075,665
21,075,664	Undivided interest of 56.90% in a repurchase agreement (principal amount/value $37,040,689 with a maturity value of $37,042,788) with Scotia Capital (USA) Inc, 0.51%, dated 12/30/16 to be repurchased at $21,075,664 on 1/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 4.00%, 12/31/17 - 10/20/46, with a value of $37,783,651.(e)	21,075,664
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$4,435,540	Undivided interest of 56.90% in a repurchase agreement (principal amount/value $7,795,447 with a maturity value of $7,795,880) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 12/30/16 to be repurchased at $4,435,540 on 1/3/17 collateralized by U.S. Treasury securities, 0.69% - 2.00%, 10/31/18 - 11/30/22, with a value of $7,951,357.(e)
$ 4,435,540
88,738,199
SHORT TERM INVESTMENTS — 12.16% (Cost $133,736,886)	$ 133,736,886
TOTAL INVESTMENTS — 108.88% (Cost $983,134,798)	$ 1,196,864,343
OTHER ASSETS & LIABILITIES, NET — (8.88)%	$ (97,649,826)
TOTAL NET ASSETS — 100.00%	$ 1,099,214,517
(a)	All or a portion of the security is on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2016
At December 31, 2016, the Fund held the following restricted securities:
Security	Coupon	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Centennial Resource Development Inc	N/A%	12/28/2016	$722,391	$930,761	0.08%
Dropbox Inc	N/A	05/01/2012	146,451	155,366	0.01
WeWork Class A	N/A	12/09/2014 - 05/26/2015	377,041	811,620	0.07
Convertible Preferred Stock
Dropbox Series A	0.00	05/01/2012	181,869	192,941	0.02
Dropbox Series A-1	0.00	05/01/2012	893,381	947,770	0.09
WeWork Series D-1	0.00	12/09/2014	735,866	1,431,853	0.13
WeWork Series D-2	0.00	12/09/2014	578,180	1,125,025	0.10
			$3,635,179	$5,595,336	0.50%
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
Great-West T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $86,809,414 of securities on loan)(a)	$1,108,126,144
Repurchase agreements, fair value(b)	88,738,199
Cash	646,273
Cash denominated in foreign currencies, fair value(c)	4,270
Subscriptions receivable	1,293,976
Receivable for investments sold	2,289,491
Dividends and interest receivable	562,698
Total Assets	1,201,661,051
LIABILITIES:
Payable to investment adviser	643,953
Payable for administrative services fees	224,023
Payable upon return of securities loaned	88,738,199
Redemptions payable	5,243,548
Payable for investments purchased	7,589,793
Payable for distribution fees	7,018
Total Liabilities	102,446,534
NET ASSETS	$1,099,214,517
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,091,182
Paid-in capital in excess of par	853,951,676
Net unrealized appreciation	213,729,555
Overdistributed net investment loss	(174)
Accumulated net realized gain	23,442,278
NET ASSETS	$1,099,214,517
NET ASSETS BY CLASS
Initial Class	$709,681,946
Class L	$36,234,626
Institutional Class	$353,297,945
CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	6,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	32,087,429
Class L	5,274,980
Institutional Class	43,549,411
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$22.12
Class L	$6.87
Institutional Class	$8.11
(a) Cost of investments	$894,396,599
(b) Cost of repurchase agreements	$88,738,199
(c) Cost of cash denominated in foreign currencies	$4,250
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
Great-West T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Interest	$102,409
Income from securities lending	717,370
Dividends	7,648,099
Foreign withholding tax	(28,449)
Total Income	8,439,429
EXPENSES:
Management fees	6,682,034
Administrative services fees – Initial Class	2,528,405
Administrative services fees – Class L	77,262
Fund administration fees	174,568
Audit fees	37,472
Custodian fees	29,669
Distribution fees – Class L	55,052
Other	144,723
Total Expenses	9,729,185
Less amount reimbursed by investment adviser	50,293
Less amount waived by distributor - Class L	49
Net Expenses	9,678,843
NET INVESTMENT LOSS	(1,239,414)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	82,629,778
Net change in unrealized depreciation on investments and foreign currency translations	(17,785,713)
Net Realized and Unrealized Gain	64,844,065
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,604,651
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West T. Rowe Price Mid Cap Growth Fund	2016	2015
OPERATIONS:
Net investment loss	$(1,239,414)	$(2,204,157)
Net realized gain	82,629,778	97,506,981
Net change in unrealized depreciation	(17,785,713)	(38,405,714)
Net Increase in Net Assets Resulting from Operations	63,604,651	56,897,110
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(379,439)	(149,687)
Class L	(75,024)	(143,404)
Institutional Class	(777,597)	(1,814,134)
From net investment income	(1,232,060)	(2,107,225)
From net realized gains
Initial Class	(26,576,954)	(56,433,301)
Class L	(3,791,069)	(2,845,996)
Institutional Class	(33,702,793)	(35,959,437)
From net realized gains	(64,070,816)	(95,238,734)
Total Distributions	(65,302,876)	(97,345,959)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	214,487,509	321,574,612
Class L	27,527,366	11,569,527
Institutional Class	168,225,264	289,231,682
Shares issued in reinvestment of distributions
Initial Class	26,956,393	56,582,988
Class L	3,866,093	2,989,400
Institutional Class	34,480,390	37,773,571
Shares redeemed
Initial Class	(296,682,656)	(474,394,744)
Class L	(9,776,936)	(3,498,046)
Institutional Class	(62,509,761)	(62,337,709)
Net Increase in Net Assets Resulting from Capital Share Transactions	106,573,662	179,491,281
Total Increase in Net Assets	104,875,437	139,042,432
NET ASSETS:
Beginning of year	994,339,080	855,296,648
End of year(a)	$1,099,214,517	$994,339,080
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West T. Rowe Price Mid Cap Growth Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	9,926,927	13,950,239
Class L	3,751,429	1,317,133
Institutional Class	19,466,386	29,058,321
Shares issued in reinvestment of distributions
Initial Class	1,209,454	2,571,317
Class L	556,815	401,219
Institutional Class	4,193,648	4,387,312
Shares redeemed
Initial Class	(13,641,535)	(20,470,778)
Class L	(1,338,324)	(393,201)
Institutional Class	(7,264,433)	(6,291,823)
Net Increase	16,860,367	24,529,739
(a)Including overdistributed net investment loss:	$(174)	$0
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Initial Class
12/31/2016	$21.64	(0.05)	1.39	1.34	(0.01)	(0.85)	(0.86)	$22.12	6.18%
12/31/2015	$21.98	(0.07)	1.47	1.40	-	(1.74)	(1.74)	$21.64	6.52%
12/31/2014	$22.03	(0.09)	2.95	2.86	(0.18)	(2.73)	(2.91)	$21.98	12.78%
12/31/2013	$17.56	(0.09)	6.45	6.36	(0.01)	(1.88)	(1.89)	$22.03	36.36%
12/31/2012	$16.24	(0.03)	2.24	2.21	(0.12)	(0.77)	(0.89)	$17.56	13.67%
Class L
12/31/2016	$ 7.30	(0.03)	0.47	0.44	(0.02)	(0.85)	(0.87)	$ 6.87	5.94%
12/31/2015	$ 8.41	(0.05)	0.57	0.52	(0.08)	(1.55)	(1.63)	$ 7.30	6.12%
12/31/2014	$10.07	(0.07)	1.35	1.28	(0.21)	(2.73)	(2.94)	$ 8.41	12.49%
12/31/2013	$ 8.92	(0.07)	3.26	3.19	(0.16)	(1.88)	(2.04)	$10.07	36.06%
12/31/2012	$ 8.75	(0.03)	1.19	1.16	(0.22)	(0.77)	(0.99)	$ 8.92	13.33%
Institutional Class
12/31/2016	$ 8.43	0.01	0.54	0.55	(0.02)	(0.85)	(0.87)	$ 8.11	6.47%
12/31/2015 (d)	$10.00	0.01	0.07	0.08	(0.08)	(1.57)	(1.65)	$ 8.43	0.62% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment loss to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
12/31/2016	$709,682	1.04%	1.03%	N/A	(0.21%)	42%
12/31/2015	$748,656	1.03%	1.03%	N/A	(0.29%)	35%
12/31/2014	$847,059	1.03%	1.03%	N/A	(0.39%)	28%
12/31/2013	$845,389	1.03%	1.03%	(0.42%)	(0.42%)	29%
12/31/2012	$677,541	1.03%	1.03%	(0.18%)	(0.17%)	35%
Class L
12/31/2016	$ 36,235	1.37%	1.30%	N/A	(0.47%)	42%
12/31/2015	$ 16,835	1.42%	1.30%	N/A	(0.53%)	35%
12/31/2014	$ 8,237	1.80%	1.30%	N/A	(0.67%)	28%
12/31/2013	$ 6,117	2.65%	1.30%	(2.00%)	(0.65%)	29%
12/31/2012	$ 888	6.91%	1.27%	(5.97%)	(0.33%)	35%
Institutional Class
12/31/2016	$353,298	0.69%	0.68%	N/A	0.14%	42%
12/31/2015 (d)	$228,848	0.67% (g)	0.67% (g)	N/A	0.10% (g)	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Annual Report - December 31, 2016

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,058,462,881	$ —	$ 966,987	$ 1,059,429,868
Convertible Preferred Stock	—	—	3,697,589	3,697,589
Short Term Investments	—	133,736,886	—	133,736,886
Total Assets	$ 1,058,462,881	$ 133,736,886	$ 4,664,576	$ 1,196,864,343

Annual Report - December 31, 2016

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2016

The tax character of distributions paid during the years ended December 31, 2016 and 2015 were as follows:
	2016	2015
Ordinary income	$1,232,060	$2,107,225
Long-term capital gain	64,070,816	95,238,734
	$65,302,876	$97,345,959
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2016. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$-	$2,471,300	$(2,471,300)
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$3,661,143
Undistributed long-term capital gains	20,624,043
Net unrealized appreciation on foreign currency	10
Capital loss carryforwards	—
Post-October losses	(177)
Net unrealized appreciation	212,886,640
Tax composition of capital	$237,171,659
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$(177)	$—
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:
Federal tax cost of investments	$983,977,703
Gross unrealized appreciation on investments	250,296,681
Gross unrealized depreciation on investments	(37,410,041)
Net unrealized appreciation on investments	$212,886,640
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.

Annual Report - December 31, 2016

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.65% of the average daily net assets of the Fund. The Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding administrative service fees and distribution fees, of 0.70% of the average daily net assets of the Fund. Certain administration and accounting services fees for the Fund are disclosed as Fund administration fees on the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $321,606 for the year ended December 31, 2016.
3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $467,242,473 and $408,423,843, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2016, the Fund had securities on loan valued at $86,809,414 and received collateral as reported on the Statement of Assets and Liabilities of $88,738,199 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2016, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Annual Report - December 31, 2016

5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Shareholders approved a new advisory agreement because the Fund’s expense structure is proposed to change. Under the new advisory agreement, GWCM will absorb the costs associated with fund accounting, which were previously paid directly by the Fund, in its management fee and GWCM’s management fee will increase commensurate with the costs of these services as of December 31, 2015. GWCM has contractually agreed for a one-year renewable term beginning May 1, 2017 to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015. This expense limit will be subject to annual review and renewal by the Great-West Funds’ Board and GWCM may only increase the expense limit in the future with the approval of the Great-West Funds’ Board.

Annual Report - December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West T. Rowe Price Mid Cap Growth Fund (the “Fund”), one of the funds of Great-West Funds, Inc. as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West T. Rowe Price Mid Cap Growth Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2017

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2016, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 73	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 73	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	Director, Guaranty Bancorp
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Nominee		Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 62	Nominee		Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 53	Nominee		Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 42	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 60	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 35	Counsel & Assistant Secretary	Since 2015	Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 49	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 41	Assistant Treasurer	Since 2016	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund and receives no special treatment due to the relationship.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), approved an amended and restated investment advisory agreement between the Company and Great-West Capital Management, LLC (“GWCM”) (the “New Advisory Agreement”) at a meeting held on November 18, 2016 (the “November Meeting”). In considering the approval of the New Advisory Agreement, the Board considered information provided at the September 30, 2016, November 15, 2016 and November 18, 2016 meetings, as well as certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the investment advisory agreement effective March 3, 2014, as amended and restated on May 1, 2015, as further amended (the “Current Advisory Agreement”) between GWCM and Company at the Independent Directors and Board meetings held on March 16, 2016 and April 15, 2016, respectively (the “Annual Meetings”). In considering this matter, the Independent Directors were advised with respect to relevant legal standards by independent legal counsel. In addition, prior to the November Meeting, the Independent Directors discussed GWCM’s proposal and the terms of the New Advisory Agreement in private sessions with independent legal counsel.
In approving the New Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the New Advisory Agreement, including any information considered in connection with the Annual Meetings that were applicable to its review of the New Advisory Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the New Advisory Agreement and the information provided to it, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the New Advisory Agreement are discussed below.
Nature, Extent and Quality of Services. At the Annual Meetings, the Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the GWCM-advised Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and GWCM’s representation to the Board that there would be no reduction in the nature, extent and quality of services to be provided to the Funds under the New Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance. At the Annual Meetings, the Board considered the investment performance of the Funds. The Board reviewed performance information for the Funds’ Institutional Class (Initial Class, through April 30, 2015), with the exception of the performance information for the Great-West Stock Index Fund’s Initial Class, as compared against their benchmark indexes and the performance of a peer group of funds selected by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015 and quarterly returns for the five-year period ended December 31, 2015, to the extent applicable. In evaluating the performance of the Funds, the Board noted how the Funds performed relative to the returns of the applicable benchmark and peer group. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. The Board noted that it also had received and discussed at periodic intervals information comparing the performance of the Funds to that of their benchmark indexes and to a peer group of funds. Accordingly, the Board determined that the investment performance of the Funds was satisfactory.
Costs and Profitability. At the Annual Meetings, the Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Current Advisory Agreement in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. The Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe. At the November Meeting, the Board took into consideration the proposed change in the management fee for each Fund and GWCM’s rationale for recommending the change. The Board considered each Fund’s proposed management fee and estimated total expense ratio as of June 30, 2016 relative to the Broadridge peer group averages. The Board also took into account GWCM’s undertaking to limit the expenses of each Fund and noted that the total expense ratio for each Fund will not increase as a result of the change in the management fee because GWCM would contractually limit certain fees and expenses of the Fund for a 1-year term at the expense ratio in effect for the fiscal year ended December 31, 2015.
At the Annual Meetings, the Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and any potential impact to the profitability of GWCM. The Board noted that, under the New Advisory Agreement, GWCM’s profitability was not expected to increase with respect to any Fund and that with respect to the following Funds GWCM’s profitability may decrease: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Templeton Global Bond Fund and Great-West S&P 500 Index Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale. At the Annual Meetings and November Meeting, the Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current and proposed level of management fees payable by the Funds, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of each Fund’s assets. The Board noted that, under the New Advisory Agreement, breakpoints would be implemented for the following Funds: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Loomis Sayles Bond Fund, Great-West MFS International Growth Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Putnam Equity Income Fund, Great-West High Yield Bond Fund, Great-West Templeton Global Bond Fund, Great-West International Index Fund, Great-West Real Estate Index Fund, Great-West S&P 500 Index Fund, Great-West Mid Cap 400 Index Fund, Great-West Small Cap 600 Index Fund and Great-West Stock Index Fund, and that Great-West Multi-Manager Large Cap Growth Fund’s breakpoint structure would remain the same under the New Advisory Agreement. Based on the information provided, the Board concluded for all Funds, including those without breakpoints in the management fees, any economies of scale currently being realized were appropriately being reflected in the management fee payable by the Funds.
Other Factors. At the Annual Meetings, the Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. At the November Meeting, the Board concluded that the management fees for the Funds were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the New Advisory Agreement, including the management fees, are reasonable and that the New Advisory Agreement is in the best interests of each Fund and its shareholders, and unanimously approved the New Advisory Agreement for each Fund.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen McConahey is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $820,000 for fiscal year 2015 and $866,000 for fiscal year 2016.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $90,000 for fiscal year 2015 and $60,000 for fiscal year 2016. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2015 and $0 for fiscal year 2016.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2015 equaled $745,000 and for fiscal year 2016 equaled $1,186,300.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2017